Other Current Liabilities (Details) - Schedule of other current liabilities - USD ($)		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current liabilities [Abstract]
Employees and related institutions	[1]	$ 907,974	$ 756,131	$ 309,746
Accrued expenses		163,004	236,904	103,229
Related Parties		29,000	71,204	57,210
Total		1,099,589	1,064,239	470,185
(*) of which accrual for payroll to related parties		$ 586,626	$ 396,081	$ 20,100

[1]	of which accrual for payroll to related parties